Risk management - United States - SC USA - Exposure and Impairment losses (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Exposure and impairment losses
Maximum exposure to credit risk	€ 993,412
Impairment losses	20,970
Next 12 months | Financial instruments not credit-impaired [member]
Exposure and impairment losses
Maximum exposure to credit risk	908,002
Impairment losses	3,823
Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Exposure and impairment losses
Maximum exposure to credit risk	54,616
Impairment losses	4,644
Lifetime Expected Credit Losses | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	30,795
Impairment losses	12,504
Investment grade
Exposure and impairment losses
Maximum exposure to credit risk	692,683
Investment grade | Next 12 months | Financial instruments not credit-impaired [member]
Exposure and impairment losses
Maximum exposure to credit risk	685,507
Investment grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Exposure and impairment losses
Maximum exposure to credit risk	7,176
Speculation grade
Exposure and impairment losses
Maximum exposure to credit risk	269,935
Speculation grade | Next 12 months | Financial instruments not credit-impaired [member]
Exposure and impairment losses
Maximum exposure to credit risk	222,495
Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Exposure and impairment losses
Maximum exposure to credit risk	47,439
Default
Exposure and impairment losses
Maximum exposure to credit risk	30,795
Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	30,795
United States | Santander Consumer USA Holdings Inc.
Exposure and impairment losses
Maximum exposure to credit risk	29,355
Impairment losses	3,211
United States | Santander Consumer USA Holdings Inc. | Next 12 months | Financial instruments not credit-impaired [member]
Exposure and impairment losses
Maximum exposure to credit risk	20,537
Impairment losses	824
United States | Santander Consumer USA Holdings Inc. | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Exposure and impairment losses
Maximum exposure to credit risk	6,600
Impairment losses	1,720
United States | Santander Consumer USA Holdings Inc. | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	2,218
Impairment losses	667
United States | Santander Consumer USA Holdings Inc. | Investment grade
Exposure and impairment losses
Maximum exposure to credit risk	224
United States | Santander Consumer USA Holdings Inc. | Investment grade | Next 12 months | Financial instruments not credit-impaired [member]
Exposure and impairment losses
Maximum exposure to credit risk	224
United States | Santander Consumer USA Holdings Inc. | Speculation grade
Exposure and impairment losses
Maximum exposure to credit risk	26,913
United States | Santander Consumer USA Holdings Inc. | Speculation grade | Next 12 months | Financial instruments not credit-impaired [member]
Exposure and impairment losses
Maximum exposure to credit risk	20,313
United States | Santander Consumer USA Holdings Inc. | Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Exposure and impairment losses
Maximum exposure to credit risk	6,600
United States | Santander Consumer USA Holdings Inc. | Default
Exposure and impairment losses
Maximum exposure to credit risk	2,218
United States | Santander Consumer USA Holdings Inc. | Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	€ 2,218